Cover	Jul. 15, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 15, 2025
Entity File Number	001-40739
Entity Registrant Name	Dermata Therapeutics, Inc.
Entity Central Index Key	0001853816
Entity Tax Identification Number	86-3218736
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3525 Del Mar Heights Rd.
Entity Address, Address Line Two	#322
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	(858)
Local Phone Number	800-2543
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	DRMA
Security Exchange Name	NASDAQ
Warrants, exercisable for one share of Common Stock
Title of 12(b) Security	Warrants, exercisable for one share of Common Stock
Trading Symbol	DRMAW
Security Exchange Name	NASDAQ